Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax rate

Annual taxable income	Income tax rate

Not more than RMB1 million	2.5%
RMB1 million to RMB3 million	10.0%
Exceeding RMB3 million	15.0%

Schedule of provision for income taxes

	Years ended March 31,
	2022	2021
Current tax	$11,119	—
Deferred tax	—	—
Total provision for income taxes	$11,119	$—

Schedule of Effective Income Tax Rate Reconciliation

	Years ended March 31
	2022	2021
	%	%
Loss before tax	1,114,446	28,022
Tax at the PRC enterprise income tax rate of 25%	(278,611)	(7,005)
Tax effect of preferential tax rate for small scale and low profit enterprise	(11,255)	(16,984)
Tax effect of tax loss not recognized	274,330	79,772
Tax effect of non-deductible expenses and non-taxable income, net	26,655	(55,783)
Effective income tax rate	11,119	—